Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued Share Capital	Share Premium	(Accumulated Deficit)
As at Dec. 31, 2015	$ 30,535	$ 1	$ 109,963	$ (79,429)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(9,825)			(9,825)
Loss for the year	(9,825)			(9,825)
Other comprehensive income	0			0
Share-based payments (note 13)	50		50
As at Dec. 31, 2016	20,760	1	110,013	(89,254)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(6,475)			(6,475)
Loss for the year	(6,475)			(6,475)
Other comprehensive income	0			0
Share-based payments (note 13)	30		30
Issuance of common shares (note 10)	27,282	11	27,271
Issuance of common stock due to exercise of warrants (note 10)	2,371	1	2,370
As at Dec. 31, 2017	43,968	13	139,684	(95,729)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(3,568)			(3,568)
Loss for the year	(3,568)			(3,568)
Other comprehensive income	0			0
Share-based payments (note 13)	50		50
Issuance of common stock due to exercise of warrants (note 10)	600		600
As at Dec. 31, 2018	$ 41,050	$ 13	$ 140,334	$ (99,297)